Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases1 [Abstract]
Depreciation of right-of-use assets	$ 83	$ 91	$ 76
Total lease liabilities	497	406
Current lease liabilities	68	71
Non-current lease liabilities	$ 429	$ 335